Subsequent Events (Details)									1 Months Ended									6 Months Ended	12 Months Ended
	Nov. 07, 2022 USD ($) $ / shares	Oct. 14, 2022 $ / shares shares	Oct. 11, 2022 USD ($) shares	Oct. 10, 2022 USD ($) $ / shares shares	Aug. 14, 2022 USD ($) $ / shares	Apr. 14, 2022	Mar. 04, 2022 USD ($)	Aug. 10, 2021 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)	Oct. 25, 2022 $ / shares shares	Oct. 19, 2022 USD ($) $ / shares shares	Sep. 27, 2022 $ / shares shares	Sep. 26, 2022 USD ($) $ / shares shares	Sep. 23, 2022 USD ($) shares	Jul. 26, 2022 USD ($)	Feb. 28, 2022 USD ($) ft²	Jan. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares	Sep. 09, 2027 shares	Aug. 05, 2021 $ / shares	Mar. 01, 2021 $ / shares	Jun. 09, 2019 shares	Dec. 31, 2016 USD ($)
Subsequent Events (Details) [Line Items]
Aggregate principal amount																								$ 10,000
Contractual interest rates, percentage																			12.00%
ATW notes conversion description																		The New Notes are subject to an original issue discount of 10%, and are convertible into shares of the Company’s Class A Common Stock at a conversion price equal to $2.69 (or $2.2865 for the Initial Bridge Notes and up to an additional $31,000 of additional New Notes to the extent committed on or prior to August 17, 2022 and funded on or prior to August 19, 2022), plus an interest make-whole amount as set forth in the New Notes, subject to customary adjustments, including full ratchet anti-dilution protection.
Term of warrants																					6 years
Warrants exercised shares (in Shares) | shares																							1,500,000
Exercisable years																		7 years
Stockholder approval description																		Senyun has agreed to purchase the notes from the Company according to the following schedule: (a) $10,000 in principal which was funded on October 27, 2022 (“First Senyun Funding Date”), $8.8 million (net of original issue discount and transaction costs) was received; (b) $10,000 in principal on the later of (x) 14 business days after the First Senyun Funding Date and (y) the receipt of approval of the Company’s stockholders of certain proposals (the “Stockholder Approval”), which Stockholder Approval was obtained on November 3, 2022; (c) $10,000 in principal amount not later than 15 business days after the later of (x) the effective date of the registration statement of which this prospectus forms a part (the “Form S-1”) and (y) receipt of the Stockholder Approval; (d) $10,000 in principal amount within 30 business days after the later of (x) the effective date of the Form S-1 and (y) receipt of the Stockholder Approval; and (e) $20,000 in principal amount on a date that is no later than ten (10) business days after the latest of (x) official delivery of the FF 91 is made, (y) the effective date of the Form S-1 and (z) receipt of the Stockholder Approval.
Additional aggregate principal amount																		$ 5,000
Stock option awards (in Shares) | shares																			1,035,399
2021 SI Plan [Member]
Subsequent Events (Details) [Line Items]
Stock option awards (in Shares) | shares
Minimum [Member]
Subsequent Events (Details) [Line Items]
Lease, renewal term																			3 years
Maximum [Member]
Subsequent Events (Details) [Line Items]
Lease, renewal term																			5 years
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																		$ 10			$ 10	$ 10
Term of warrants																						2 months 12 days
Warrants exercised shares (in Shares) | shares																				525,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Optional notes converted								$ 67,200
Net cash exercise proceeds													$ 1,700
Common stock per share (in Dollars per share) | $ / shares	$ 0.21
Dividends, Stock	$ 1,500,000
Paid in cash																	$ 1,800,000
Subsequent Event [Member] | 2021 SI Plan [Member]
Subsequent Events (Details) [Line Items]
Stock options to employees (in Shares) | shares																	3,646,557
Exercise price per share (in Dollars per share) | $ / shares																	$ 5.32
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares								$ 0.84
Common stock per share (in Dollars per share) | $ / shares	$ 0.21
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares								$ 2.29
Subsequent Event [Member] | Beverly Hills, California Flagship Store Lease [Member]
Subsequent Events (Details) [Line Items]
Area of property (in Square Feet) | ft²																13,000
Term of contract																126 months
Rent fees first 12 months																$ 1,534,000
Percent increase in rent fees each 12 months thereafter																3.00%
Number of options to extend																2
Lease, renewal term																5 years
Notice period																9 months
Tenant improvements																$ 1,030,000
Letter of credit							$ 1,500,000
Renewal term							1 year
Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares												$ 0.5	$ 0.6427
Shares issued (in Shares) | shares								64,843,850				14,339,110
Warrants exercised shares (in Shares) | shares												29,158,364	2,687,083
Subsequent Event [Member] | Class A Common Stock [Member] | 2021 SI Plan [Member]
Subsequent Events (Details) [Line Items]
Stock option awards (in Shares) | shares												3,169,822
Weighted average exercise price (in Dollars per share) | $ / shares												$ 0.89
Forecast [Member]
Subsequent Events (Details) [Line Items]
Number of reservations received for vehicles						14,000
Unpaid indications of interest						14,000
Receiving annual base salary reduction, percentage						25.00%
Paid in cash									$ 3,400,000
Interest, percentage									5.00%
Forecast [Member] | Contract Manufacturing and Supply Agreement [Member]
Subsequent Events (Details) [Line Items]
Initial term period																9 years
Third Bridge Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount														$ 7,500
Fourth Bridge Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Remaining aggregate principal amount			$ 7,500
Third Bridge Notes and Fourth Bridge Notes [Member]
Subsequent Events (Details) [Line Items]
Warrants exercise price per share (in Dollars per share) | $ / shares																		5
Third Bridge Notes and Fourth Bridge Notes [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																		$ 1.05
Maturity date																		Oct. 27, 2028
Third Bridge Notes and Fourth Bridge Notes [Member] | Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Warrants exercisable shares issued (in Shares) | shares			2,357,142											920,074
Initial Bridge Notes [Member]
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																		$ 1.05
Conversion price amount																		$ 25,000,000
Remaining Outstanding ATW NPA Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount				$ 4,012							$ 2,687
Remaining Outstanding ATW NPA Notes [Member] | Subsequent Event [Member] | Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued (in Shares) | shares				6,269,031							5,227,837
Common stock, per share (in Dollars per share) | $ / shares				$ 0.64							$ 0.51
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member] | 2021 SI Plan [Member]
Subsequent Events (Details) [Line Items]
Stock option awards (in Shares) | shares		1,393,616								1,379,310
Grant date value per share (in Dollars per share) | $ / shares		$ 0.5								$ 0.58
Chief Executive Officer [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Receiving annual base salary reduction, percentage						25.00%
New ATW Financing [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount					$ 52
Amended ATW Convertible Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount															$ 73,900,000
Contractual interest rates, percentage															10.00%
Conversion price, description															(b)the conversion price of each of the Notes was adjusted to equal the lesser of (x) $10.00, (y) 95% of the per share daily volume weighted average prices (“VWAPs”) of the Company’s common stock during the 30 trading days immediately prior to the applicable conversion date and (z) the lowest effective price per share of common stock (or equivalents) issued or issuable by the Company in any financing of debt or equity after July 26, 2022, subject to possible adjustment as set forth therein (the “Set Price”).
Aggregate principal amount															$ 35,000,000
Debt instrument funding threshold amount															50
Debt instrument additional funding threshold amount															$ 100
New ATW Financing [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount					27,000
Debt instrument additional funding threshold amount					31,000
Convertible notes, aggregate principal amount					$ 248,000
Original issue discount percent					10.00%
Conversion price per share (in Dollars per share) | $ / shares					$ 2.69
Accrue interest, percentage					10.00%
Additional cash interest payment percentage					5.00%
Debt instrument preemptive rights threshold principal amount					$ 25,000
Percent of shares issuable					33.00%
Exercise price per share (in Dollars per share) | $ / shares					$ 5
Term of warrants					7 years
Class of warrant or right repurchase price (in Dollars per share) | $ / shares					$ 0.01
Repurchase price threshold per share (in Dollars per share) | $ / shares					$ 15
New ATW Financing [Member] | Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Additional cash interest payment percentage					0.00%
New ATW Financing [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Additional cash interest payment percentage					10.00%
New ATW Financing [Member] | Initial Bridge Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount					$ 10,000
Conversion price per share (in Dollars per share) | $ / shares					$ 2.2865
New ATW Financing [Member] | Third Bridge Notes [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount					$ 15,000,000,000
Senyun International Ltd [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount																		$ 60,000